Segment Information	12 Months Ended
Dec. 31, 2021
Segment Information
11.	SEGMENT INFORMATION
The Company presents segment information after elimination of inter-company transactions. In general, revenues, cost of revenues and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates cost of revenues and operating expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant cost of revenues and operating expenses. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.
The following tables present the summary of each segment’s revenues, operating income (loss) which were considered as segment operating performance measure, for the years ended December 31, 2019, 2020 and 2021:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Revenues:
Internet business	3,370,811	1,380,906	653,759	102,589
AI and others	216,884	171,739	130,857	20,534

Total revenues	3,587,695	1,552,645	784,616	123,123

Operating (loss) income:
Internet business	(74,406)	147,070	(14,178)	(2,225)
AI and others	(363,401)	(597,203)	(208,243)	(32,678)
Unallocated expenses(i)	(673,105)	(80,982)	(7,150)	(1,122)

Total operating loss	(1,110,912)	(531,115)	(229,571)	(36,025)

(i)	Unallocated items include share-based compensation and goodwill impairment which were not allocated to segments.